STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	(Accumulated Deficit) Retained Earnings	Additional Paid-In Capital	Class A Common stock	Class B Common Stock
Beginning Balance at Dec. 31, 2018	$ 22,823	$ (2,177)	$ 24,051	$ 0	$ 949
Beginning Balance (shares) at Dec. 31, 2018				0	9,487,500
Forfeiture of common stock by Sponsor			158		$ (158)
Forfeiture of common stock by Sponsor,Shares					(1,581,250)
Contribution for payment in excess of fair value of private warrants	3,163,500		3,163,500
Sale of Units Net Of Underwriting Discounts And Value Offering Expenses	289,114,035		289,114,035	$ 3,162
Sale of Units Net Of Underwriting Discounts And Shares Offering Expenses				31,625,000
Change in value of common stock subject to possible redemption	6,633,789
Class A common stock subject to possible redemption, Value	(280,093,836)		(280,091,039)	$ (2,797)
Class A common stock subject to possible redemption, Shares				(27,965,424)
Net loss	(7,209,680)	(7,209,680)
Ending Balance at Dec. 31, 2019	5,000,004	(7,211,857)	12,210,705	$ 365	$ 791
Ending Balance (shares) at Dec. 31, 2019				3,659,576	7,906,250
Beginning Balance at Dec. 31, 2019	5,000,004	(7,211,857)	12,210,705	$ 365	$ 791
Beginning Balance (shares) at Dec. 31, 2019				3,659,576	7,906,250
Beginning Balance at Dec. 31, 2019	5,000,004	(7,211,857)	12,210,705	$ 365	$ 791
Beginning Balance (shares) at Dec. 31, 2019				3,659,576	7,906,250
Beginning Balance at Dec. 31, 2019	5,000,004	(7,211,857)	12,210,705	$ 365	$ 791
Beginning Balance (shares) at Dec. 31, 2019				3,659,576	7,906,250
Change in value of common stock subject to possible redemption	15,265,401		15,265,236	$ 165
Change in value of common stock subject to possible redemption, shares				1,649,591
Net loss	(15,265,396)	(15,265,396)
Ending Balance at Dec. 31, 2020	$ 5,000,009	$ (22,477,253)	$ 27,475,941	$ 530	$ 791
Ending Balance (shares) at Dec. 31, 2020				5,309,167	7,906,250